Other Income / Expense (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of finance cost
a)  Finance Costs

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Interest on loans and borrowings	$734,854	$286,144	$1,131,557	$533,508

Interest on convertible debentures	1,126,304	1,592,597	2,454,350	3,105,233

Interest on lease liabilities	118,368	75,179	201,417	154,854

Transaction costs expensed	229,716	87,070	248,645	454,574

Other finance costs	20,751	(94,404)	52,661	(65,656)

Total finance costs	$2,229,993	$1,946,586	$4,088,630	$4,182,513

	Year Ended December 31,

	2021	2020	2019

Interest on loans and borrowings (Note 12)	$1,179,234	$1,272,512	$918,682

Interest on convertible debentures (Note 14)	5,740,346	4,410,206	2,130,247

Interest on lease liabilities (Note 8)	137,245	350,792	168,571

Transaction costs expensed 1	1,471,219	–	–

Other finance costs	90,750	–	–

Total finance costs	$8,618,794	$6,033,510	$3,217,500

Summary of gains losses on change in fair value of derivatives
b)  Fair value gain (loss) on derivatives

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Gain on warrant liability remeasurement 1	$(2,505,810)	$—	$(4,999,080)	$—

Gain on embedded derivatives 2	(32,519)	(1,107,784)	(32,519)	(1,164,059)

Deferred charge loss 2	—	(5,322)	—	1,615,102

Total fair value (gain) loss on derivatives	$(2,538,329)	$(1,113,106)	$(5,031,599)	$451,043
1
Unrealized change in fair value (Note 11).
2
Associated with the 2021 Debentures. Transactions detailed in the 2021 Annual Financial Statements.

Year Ended December 31,

2021

Gain on embedded derivatives 1	$(784,261)

Deferred charge loss 1	1,615,102

Loss on substantial modification and conversion 1	8,571,881

Gain on warrant liability remeasurement (Note 15) 2	(3,362,601)

Total	$6,040,121

Summary of other income
c) Other income

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Government assistance 1	$(258,296)	$(941,369)	$(637,942)	$(2,117,743)

Government loan forgiveness	—	(181,770)	—	(299,082)

Derecognition of contingent consideration	—	8,855	—	(572,262)

Other	(5,728)	(40,718)	(24,350)	(76,221)

Total other income	$(264,024)	$(1,155,002)	$(662,292)	$(3,065,308)

1	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.

	Year Ended December 31,

	2021	2020	2019

Government assistance 1	$(4,201,822)	$(2,775,677)	$–

US Government loan forgiveness 2 (Note 16)	(1,825,237)	(124,507)	–

Derecognition of contingent consideration (Note 18)	(1,010,024)	–	–

Other	(89,014)	(32,158)	(167,913)

Total other income	$(7,126,097)	$(2,932,342)	$(167,913)

1
Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.